Property, Plant and Equipment (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Short-term Bank Loans and Notes Payable	$ 68,313,619	$ 73,986,211
Depreciation, Total	5,883,313	6,452,324	$ 4,816,403
Other Long-term Debt, Noncurrent	0	0	824,669
Impairment of Long-Lived Assets to be Disposed of	2,599,980	0	0
Building [Member]
Short-term Bank Loans and Notes Payable	$ 258,922	$ 379,902	$ 313,286